Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables.
Schedule of trade and other receivables

	2024	2023
	US$’000	US$’000
Trade receivables – non-related parties	168,546	286,474
Other receivables – non-related parties	15,193	24,560
Other receivables – related parties [1]	—	2,176
	183,739	313,210
Prepayments	27,162	15,234
	210,901	328,444
Non-current	7,980	13,206
Current	202,921	315,238
	210,901	328,444
[1]	Related parties refer to corporations controlled by a shareholder of the Company.